UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       March 31, 2005

Check here if Amendment  (         ) ;   Amendment Number:
This Amendment  (Check only one.)  :    (        )    is a restatement.
                                        (        )    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Commonfund Asset Management Company, Inc.
Address:      15 Old Danbury Road
              P. O. Box 812
              Wilton, CT  06897-0812

Form 13F File Number:      28 - 06755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Strauss
Title:     Chief Operating Officer, Commonfund Asset Management Company, Inc.
Phone:     203-563-5127

Signature, Place, and Date of Signing:

/s/ Michael Strauss                Wilton, CT                          5/12/05
(Signature)                         (City, State)                       (Date)

Report Type   (Check only one.):

(     )   13F HOLDINGS REPORT.      (Check here if all holdings of this
          reporting manager are reported in this report.)

(     )   13F NOTICE.   (Check here if no holdings reported are in this report,
           and all holdings are reported by other reporting manager(s).)

(  X  )   13F COMBINATION REPORT.   (Check here if a portion of the holdings for
          this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            35

Form 13F Information Table Entry Total:        1

Form 13F Information Table Value Total:      $  15,561
                                              (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.              Form 13F File Number               Name of Sub-adviser
      1               28-10046                           Adage Capital Management
      2               28-6538                            AEW Capital Management, L.P.
      3               28-2616                            Angelo, Gordon & Co., L.P.
      4               28-05508                           Aronson Partners
      5               28-5422                            Artisan Partners Limited Partnership
      6               28-06044                           Clarion CRA Securities LP
      7               28-05268                           De Prince, Race & Zollo, Inc.
      8               28-06035                           D.G. Capital Management, Inc.
      9               28-02602                           Edgewood Management Company
     10               28-05582                           First Quadrant LP
     11               28-10632                           GoldenTree Asset Management, LP
     12               28-04981                           Goldman Sachs Asset Management
     13               28-03377                           Grantham, Mayo, Van Otterloo & Co. LLC
     14               28-2013                            Harris Associates, L.P.
     15               28-10706                           IronBridge Capital Management
     16               28-00074                           Jennison Associates
     17               28-1944                            John A. Levin & Co.
     18               28-03121                           Knott Partners
     19               none                               Lloyd George Management
     20               28-06748                           Marsico Asset Management, LLC
     21               28-04632                           Martingale Asset Management
     22               28-05050                           Oaktree Capital Management, LLC
     23               28-10372                           Philadelphia International Advisors
     24               28-00969                           Provident Investment Counsel, Inc.
     25               28-03791                           Pzena Investment Management
     26               28-10103                           RREEF America, LLC
     27               28-2427                            Salomon Brothers Asset Management

     28               28-1399                            Southeastern Asset Management, Inc.
     29               28-04720                           SSI Investment Management Inc.
     30               28-01693                           Steinberg Priest & Sloane Capital Management, LLC
     31               28-00620                           The Boston Company Asset Management, LLC
     32               28-02927                           Water Street Capital Inc.
     33               28-517                             Wellington Management Company, LLP
     34               28-1700                            Western Asset Management Company
     35               28-04871                           William Blair & Company, L.L.C.



                                                             FORM 13(F) INFORMATION TABLE

COLUMN 1         COLUMN 2      COLUMN 3      COLUMN 4           COLUMN 5           COLUMN 6    COLUMN 7                COLUMN 8
                                             Value     Shares  Shares/  Put/     Investment     Other      Voting
                                                        or                                               Authority
Name of Issuer   Title of       Cusip       (x$1000)   PRN Amt.  PRN    Call     Discretion   Managers      Sole     Shared    None
                  Class

Tenaris SA      Sponsored ADR   88031M109    4,131     67,152      SH            Defined        No          x

Cia             Sponsored ADR   20440W105   3,246      134,690     SH            Defined        No          x
Siderurgica

Enersis SA      Sponsored ADR   29274F904    147       17,500      SH            Defined        No          x

Tata Motors     Sponsored ADR   876568502    342       35,294      SH            Defined        No          x

Mobile          Sponsored ADR   607409109   3,621      102,896     SH            Defined        No          x
Telesystems
Posco           Sponsored ADR   693483109   1,392      28,210      SH            Defined        No          x

SK Telecom      Sponsored ADR   78440P108   2,682      136,000     SH            Defined        No          x

